GOODWILL AND OTHER INTANGIBLE ASSETS (Other Intangible Assets) (Details) (USD $) In Millions	Dec. 31, 2010		Dec. 31, 2009
Other Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	$ 7,281		$ 7,193
Indefinite-Lived Intangible Assets (Excluding Goodwill)	54	[1]	75	[1]
Intangible assets gross carrying amount	7,335		7,268
Other Intangible Assets, Accumulated Amortization	(1,805)		(1,302)
Finite-Lived Intangible Assets, Net	5,476		5,891
Other Intangible Assets, Net	5,530		5,966
Licenses and Intellectual Property [Member]
Other Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	1,733		1,729
Other Intangible Assets, Accumulated Amortization	(466)		(320)
Finite-Lived Intangible Assets, Net	1,267		1,409
Patents [Member]
Other Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	121		140
Other Intangible Assets, Accumulated Amortization	(95)		(107)
Finite-Lived Intangible Assets, Net	26		33
Software [Member]
Other Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	965		875
Other Intangible Assets, Accumulated Amortization	(506)		(439)
Finite-Lived Intangible Assets, Net	459		436
Trademarks [Member]
Other Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	693		694
Other Intangible Assets, Accumulated Amortization	(168)		(110)
Finite-Lived Intangible Assets, Net	525		584
Customer Related [Member]
Other Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	3,647		3,613
Other Intangible Assets, Accumulated Amortization	(492)		(261)
Finite-Lived Intangible Assets, Net	3,155		3,352
Other Intangible Assets [Member]
Other Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	122		142
Other Intangible Assets, Accumulated Amortization	(78)		(65)
Finite-Lived Intangible Assets, Net	$ 44		$ 77

[1]	In-process research and development ("IPR&D") purchased in a business combination.